Organization and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,043,940	$ 1,190,742	$ 1,467,381	$ 330,073	$ 349,225	$ 570,185	$ 3,702,063	$ 1,249,483	$ 2,379,092	$ 1,637,703
Net cash used in operations							3,363,257	1,097,778	1,730,862	1,595,683
Accumulated deficit	138,035,750						138,035,750		134,333,687	131,954,595
Equity, Attributable to Parent	(1,362,563)	(2,406,503)	(3,420,245)	(757,946)	429,758	80,533	(1,362,563)	(757,946)	656,725	510,348	$ 374,344
Working capital deficit	867,032						867,032		1,080,502
Cash on hand	1,880,010						1,880,010		69,791	100,653
Equity, Attributable to Parent	$ 1,362,563	$ 2,406,503	$ 3,420,245	$ 757,946	$ (429,758)	$ (80,533)	$ 1,362,563	$ 757,946	$ (656,725)	$ (510,348)	$ (374,344)